Exempt Party-in-Interest and Related Party Transactions (Details) - EBP 001 - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 342,962,788				$ 342,962,788	$ 320,520,478
Notes receivable from participants	$ 2,105,976				$ 2,105,976	$ 2,589,531
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock (in shares)	93,808				93,808	94,696
Cost basis	$ 9,400,000				$ 9,400,000	$ 7,600,000
Total investments	$ 7,088,109				$ 7,088,109	$ 9,544,361
Cash dividend (in dollars per share)	$ 0.41	$ 0.41	$ 0.41	$ 0.41	$ 1.64
Dividend					$ 154,180